Pensions and other post-employment benefits - Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net defined benefit
Total	€ 414	€ 388	€ 723
Defined benefit plans and post-employment benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	2,291	(987)	1,589
Gain/(loss) from change in demographic assumptions	813	80	136
(Loss)/gain from change in financial assumptions	(2,391)	1,298	(1,036)
Experience gain/(loss)	71	79	267
Change in asset ceiling, excluding amounts included in interest (expense)/income	(370)	(82)	(233)
Total	414	388	723
United States Pension benefits
Net defined benefit
Total	583	179	599
United States Post-employment benefits
Net defined benefit
Total	(100)	143	133
Other pensions
Net defined benefit
Total	€ (69)	€ 66	€ (9)